Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
October 31, 2024
REI-NPRT1-1224
1.809106.121
Asset-Backed Securities - 2.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 6.5753% 3/20/2050 (b)(c)(d)(e)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 2.1%
American Homes 4 Rent Series 2015-SFR2 Class E, 6.07% 10/17/2052 (b)	8,259,000	8,277,676
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	4,415,548	44
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,747,554	2,521,102
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	6,527,751	5,419,915
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	27,674,762	25,391,777
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	9,848,320	8,703,726
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	2,900,000	2,658,809
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-2A Class A2, 5.05% 9/15/2048 (b)	4,000,000	3,813,124
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (b)	4,479,000	4,331,659
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	10,151,000	9,946,611
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	8,000,000	8,279,174
Tricon Amern Homes Trust Series 2018-SFR1 Class F, 4.96% 5/17/2037 (b)	8,282,000	8,229,605
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	3,000,000	2,797,285
Tricon Residential Trust Series 2023-SFR1 Class D, 5.1% 7/17/2040 (b)	5,000,000	4,855,276
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (b)	2,000,000	2,040,945
Vantage Data Centers Issuer LLC Series 2024-1A Class A2, 5.1% 9/15/2054 (b)	8,000,000	7,815,532
TOTAL UNITED STATES		105,082,260
TOTAL ASSET-BACKED SECURITIES (Cost $111,567,600)		105,082,260

Bank Loan Obligations - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (c)(d)(g)	1,435,000	1,440,826
Wireless Telecommunication Services - 0.5%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.44% 1/27/2031 (c)(d)(g)	25,804,436	25,762,891
TOTAL COMMUNICATION SERVICES		27,203,717

Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Bre/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.8839% 9/9/2026 (c)(d)(g)	7,785,120	7,786,366
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4352% 2/6/2031 (c)(d)(g)	4,412,825	4,410,750
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9352% 1/17/2031 (c)(d)(g)	3,980,000	3,955,762
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1852% 8/2/2028 (c)(d)(g)	677,553	675,012
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4876% 11/8/2030 (c)(d)(g)	13,500,000	13,495,815
		30,323,705
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8537% 12/31/2030 (c)(d)(g)	9,950,063	9,941,605
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (c)(d)(g)	9,925,000	9,351,633
		19,293,238
Financials - 0.6%
Financial Services - 0.6%
Agellan Portfolio 9% 8/7/2025 (e)(g)	6,611,000	6,611,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.804% 1/9/2025 (c)(d)(e)(g)	23,154,831	22,344,411
		28,955,411
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6852% 1/31/2030 (c)(d)(g)	2,611,460	2,609,841
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9352% 1/31/2030 (c)(d)(g)	2,284,275	2,282,379
		4,892,220
TOTAL UNITED STATES		110,668,291
TOTAL BANK LOAN OBLIGATIONS (Cost $111,390,852)		110,668,291

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMICS Series 2002-W1 Class 3B3, 3.6723% 2/25/2042 (b)(d)(e)	19,516	8,362
Fannie Mae Guaranteed REMICS Series 2003-W10 Class 2B3, 3.9081% 6/25/2043 (b)(d)(e)	33,697	24,740
TOTAL UNITED STATES		33,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,354)		33,102

Commercial Mortgage Securities - 23.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.2%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8237% 7/15/2049 (d)	3,030,000	2,889,417
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	11,374,393	4,855,178
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	2,000,000	961,741
BANK Series 2021-BN38 Class C, 3.2177% 12/15/2064 (d)	3,505,000	2,737,271
BANK Series 2022-BNK41 Class C, 3.7901% 4/15/2065 (d)	4,433,000	3,536,937
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	5,000,000	4,798,807
BANK Series 2022-BNK42 Class C, 4.88% 6/15/2055 (d)	6,500,000	5,723,054
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	2,000,000	1,400,904
BANK Series 2022-BNK44 Class A5, 5.7445% 11/15/2055 (d)	15,900,000	16,636,878
BANK Series 2022-BNK44 Class AS, 5.936% 11/15/2055 (d)	5,000,000	5,037,969
BANK Series 2023-5YR3 Class AS, 7.3153% 9/15/2056 (d)	1,500,000	1,598,078
BANK Series 2023-5YR3 Class B, 7.3153% 9/15/2056 (d)	2,000,000	2,109,687
BANK Series 2023-5YR4 Class AS, 7.274% 12/15/2056 (d)	5,000,000	5,316,484
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,409,000	1,471,309
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	5,000,000	5,339,448
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	1,129,000	936,645
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.601% 4/15/2053 (d)	2,067,000	1,520,984
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	5,250,000	4,250,524
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	2,000,000	1,844,732
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	2,000,000	1,307,555
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.4547% 12/15/2056 (d)	2,500,000	2,692,832
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	22,500,000	23,003,732
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	14,250,000	14,736,526
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2966% 9/15/2056 (d)	7,000,000	7,279,819
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.2966% 9/15/2056 (d)	7,000,000	7,187,326
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.1257% 11/15/2056 (d)	10,000,000	11,116,830
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.1257% 11/15/2056 (d)	10,000,000	10,856,570
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	3,427,000	71,937
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	5,141,000	50,198
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	11,379,000	10,578,524
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	500,000	417,231
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	10,168,402	9,134,145
Benchmark Mortgage Trust Series 2022-B35 Class A5, 4.4436% 5/15/2055 (d)	12,302,000	11,576,347
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.5918% 5/15/2055 (d)	7,000,000	5,403,340
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.1189% 7/15/2055 (d)(e)	2,000,000	1,683,539
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	3,828,000	2,373,156
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	21,000,000	21,556,748
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	5,000,000	5,228,459
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (b)	5,000,000	5,078,133
Benchmark Mortgage Trust Series 2023-V3 Class AS, 7.0967% 7/15/2056	10,000,000	10,522,789
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.4086% 11/15/2041 (b)(c)(d)	7,035,000	7,017,413
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.3549% 8/15/2056 (d)	3,500,000	3,717,168
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.244% 11/15/2056 (d)	10,000,000	10,671,493
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	12,850,000	13,407,591
BMO Mortgage Trust Series 2023-C5 Class B, 6.4752% 6/15/2056 (d)	4,750,000	4,978,771
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	14,000,000	14,803,124
BMO Mortgage Trust Series 2023-C6 Class AS, 6.5504% 9/15/2056 (d)	5,000,000	5,360,483
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (d)	5,000,000	5,419,520
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	5,597,000	5,597,000
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2029 (b)(d)	4,690,000	4,423,608
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 8.4503% 4/15/2034 (b)(c)(d)	5,181,000	4,953,372
BX Commercial Mortgage Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	20,898,990	17,657,185
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 8.1375% 12/15/2038 (b)(c)(d)	7,730,434	7,596,152
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.8646% 10/15/2036 (b)(c)(d)	17,232,000	16,896,315
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.6685% 6/15/2038 (b)(c)(d)	16,662,402	16,512,214
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.8708% 5/15/2038 (b)(c)(d)	11,185,300	11,034,725
BX Commercial Mortgage Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.4919% 5/15/2034 (b)(c)(d)	2,000,000	1,982,607
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (b)(d)	6,547,000	6,657,752
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.4923% 3/15/2041 (b)(c)(d)	4,715,294	4,696,032
BX Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	22,521,000	19,746,841
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 8.2135% 11/15/2038 (b)(c)(d)	13,574,943	13,371,179
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 7.3184% 9/15/2036 (b)(c)(d)	10,000,000	9,962,500
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.7684% 9/15/2036 (b)(c)(d)	5,000,000	4,956,330
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 8.1359% 1/15/2039 (b)(c)(d)	6,200,000	6,114,545
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.9859% 1/15/2039 (b)(c)(d)	11,340,000	11,184,878
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 8.103% 1/15/2039 (b)(c)(d)	4,367,000	4,296,214
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.4926% 4/15/2041 (b)(c)(d)	17,803,337	17,693,702
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.7262% 11/15/2026 (b)(c)(d)	5,160,000	5,148,710
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.7247% 11/15/2026 (b)(c)(d)	17,355,000	17,317,032
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.6934% 7/15/2029 (b)(c)(d)	14,200,000	14,222,320
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.7418% 7/15/2029 (b)(c)(d)	8,250,000	8,245,964
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.9436% 2/15/2039 (b)(c)(d)	9,720,094	9,732,221
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.992% 2/15/2039 (b)(c)(d)	4,860,047	4,841,288
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	5,754,000	3,840,176
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	3,353,000	1,048,568
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (b)	2,000,000	1,188,188
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (b)(d)	5,000,000	5,094,954
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	5,500,000	5,559,638
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 5.8524% 10/12/2040 (b)(d)	5,000,000	5,042,341
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (b)(d)	9,750,000	9,708,574
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1372% 5/15/2045 (b)(d)	1,278,676	1,023,882
COMM Mortgage Trust Series 2012-CR1 Class G, 2.462% 5/15/2045 (b)	1,417,830	18,011
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	4,741,000	4,207,638
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.7518% 3/10/2047 (b)(d)	2,412,193	1,833,267
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	3,000,000	2,666,933
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	2,769,000	2,231,274
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	2,769,000	2,314,090
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 8.15% 9/15/2033 (b)(c)(d)	4,265,000	1,097,070
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 10.1563% 9/15/2033 (b)(c)(d)(e)	4,265,000	862,494
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.6924% 8/15/2041 (b)(c)(d)	10,200,000	10,187,276
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 9.2353% 6/15/2034 (b)(c)(e)	7,120,000	2,518,398
Credit Suisse Mortgage Capital Certificate Series 2021-BPNY Class A, CME Term SOFR 1 month Index + 3.8289%, 8.6329% 8/15/2026 (b)(c)(d)	17,320,755	15,380,782
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 8.3777% 5/9/2025 (b)(c)(d)	7,569,763	7,314,808
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (b)(d)	8,800,000	8,779,571
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.5334% 11/15/2038 (b)(c)(d)	15,430,040	15,018,042
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	5,000,000	5,010,249
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1508% 8/10/2044 (b)(d)	8,899,000	6,884,636
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1508% 8/10/2044 (b)(d)	2,733,635	1,491,569
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1508% 8/10/2044 (b)(d)(e)	8,138,000	917,443
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	7,897,000	23,691
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.6009% 11/10/2045 (b)(d)	4,531,578	4,121,475
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6009% 11/10/2045 (b)(d)	1,908,000	1,563,694
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.701% 7/15/2035 (b)(c)(d)(e)	3,808,000	41,550
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.0706% 9/10/2038 (b)(d)	9,000,000	8,862,989
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	18,500,000	18,513,714
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (b)(d)	4,300,000	4,254,346
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	20,270,000	19,138,804
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	2,896,000	2,723,580
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	8,640,000	8,263,099
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.8311% 1/15/2048 (b)(d)	2,398,000	1,895,405
JPMCC Commercial Mortgage Securities Trust Series 2021-1MEM Class E, 2.6535% 10/9/2042 (b)(d)	9,552,000	5,633,856
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2569% 6/15/2051 (b)(d)	1,698,000	1,235,067
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,000,000	6,934,666
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.525% 2/15/2046 (b)(d)	13,774,000	6,199,688
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	4,671,000	450,054
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	7,077,000	489,268
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)	3,970,930	3,633,040
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)	8,192,000	6,778,501
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,044,000	2,262,394
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3725% 4/15/2046 (d)(e)	7,722,000	2,703,286
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)(e)	472,000	70,099
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	2,518,000	101,727
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)(e)	8,161,000	20,099
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)(e)	5,039,000	907,021
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,000,000	425,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	6,544,000	6,238,905
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.8745% 8/15/2038 (b)(c)(d)	7,096,721	6,808,743
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (b)	5,500,000	5,545,692
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 8.1194% 4/15/2038 (b)(c)(d)	12,480,800	12,363,627
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.8685% 7/15/2038 (b)(c)(d)	3,476,000	3,430,304
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 8.0632% 1/15/2027 (b)(c)(d)	3,924,498	3,887,845
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.7615% 1/15/2027 (b)(c)(d)	13,149,119	12,993,328
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	4,200,000	4,263,725
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3588% 11/15/2045 (b)(d)(e)	2,000,000	1,599,162
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3588% 11/15/2045 (b)(d)	2,500,000	337,282
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8036% 10/15/2046 (b)(d)	5,670,988	5,033,002
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7205% 5/15/2046 (d)	3,302,000	2,980,155
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8085% 5/15/2046 (b)(d)	5,137,000	4,495,275
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	2,335,160	2,305,809
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	4,440,000	2,576,329
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4705% 6/15/2044 (b)(d)(f)	27,280,083	94,771
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9425% 7/15/2049 (b)(d)	1,049,596	1,022,512
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9425% 7/15/2049 (b)(d)	5,624,050	5,177,110
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9425% 7/15/2049 (b)(d)	5,049,500	4,374,154
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0186% 5/15/2048 (b)(d)	10,833,000	8,064,889
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (b)	2,966,000	1,544,181
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,470,594	2,180,348
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	2,765,000	2,315,631
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	8,966,182	9,257,595
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	13,568,000	12,599,157
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,500,000	1,248,205
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	16,000,000	16,700,862
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6828% 5/15/2056 (d)	3,750,000	3,979,512
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	10,000,000	10,605,020
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8762% 12/15/2056 (d)	10,000,000	10,714,445
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.5% 1/15/2037 (b)(d)	2,502,675	1,363,183
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)	18,754,000	18,123,348
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.4877% 10/15/2028 (b)(c)(d)	8,641,917	8,685,126
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 7.3165% 10/15/2036 (b)(c)(d)	4,529,850	4,473,227
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 8.2645% 10/15/2036 (b)(c)(d)	8,113,300	7,940,839
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.5185% 7/15/2038 (b)(c)(d)(e)	500,000	379,969
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 9.2685% 7/15/2038 (b)(c)(d)(e)	5,944,000	3,743,953
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	9,277,000	7,195,241
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 7.4293% 12/15/2037 (b)(c)(d)	2,253,941	2,254,463
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	2,319,489	2,365,457
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	13,372,000	13,608,311
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.6403% 11/15/2034 (b)(c)(d)	5,597,000	5,583,008
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)	6,546,000	6,529,635
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	5,000,000	4,299,999
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.404% 10/15/2041 (b)(c)(d)	9,376,000	9,407,326
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 8.154% 1/15/2039 (b)(c)(d)	14,615,000	13,781,271
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 8.1843% 10/15/2038 (b)(c)(d)	12,754,000	12,439,208
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.8922% 11/15/2038 (b)(c)(d)	3,706,887	3,645,248
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.834% 11/15/2036 (b)(c)(d)	10,872,000	10,643,090
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.821% 11/15/2036 (b)(c)(d)	4,985,000	4,863,774
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.469% 11/15/2036 (b)(c)(d)	15,282,000	14,940,679
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 9.118% 11/15/2036 (b)(c)(d)	9,177,000	8,947,806
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.8925% 2/12/2041 (b)(d)	6,000,000	4,256,312
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	3,211,000	2,035,417
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	4,699,074	4,501,159
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)	2,221,350	704,311
UBS-BAMLL Trust Series 2012-WRM Class D, 4.238% 6/10/2030 (b)(d)	2,143,000	1,713,386
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.8185% 7/15/2039 (b)(c)(d)	6,685,000	3,443,510
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.9185% 7/15/2039 (b)(c)(d)(e)	800,000	363,528
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	6,979,000	3,274,113
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	5,037,000	4,260,577
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	883,000	724,039
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.7085% 7/15/2035 (b)(d)	5,250,000	5,234,798
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)	503,530	161,130
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	3,955,000	1,321,248
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0626% 3/15/2045 (b)(d)	4,727,000	3,096,381
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0089% 5/15/2045 (b)(d)	3,280,506	2,898,341
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	6,725,000	5,735,778
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)	2,541,000	2,121,320
TOTAL UNITED STATES		1,149,321,101
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,254,355,463)		1,149,321,101

Common Stocks - 21.1%
	Shares	Value ($)
UNITED STATES - 21.1%
Financials - 0.8%
Capital Markets - 0.0%
DigitalBridge Group Inc Class A	76,688	1,203,235
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Dynex Capital Inc	1,340,200	16,363,842
Great Ajax Corp (h)	1,275,264	3,991,576
MFA Financial Inc (h)	1,187,185	14,590,504
Rithm Capital Corp	385,699	4,084,552
		39,030,474
TOTAL FINANCIALS		40,233,709

Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp (i)	58,900	1,951,946
Real Estate - 20.3%
Health Care REITs - 2.4%
Sabra Health Care REIT Inc	604,175	11,720,995
Ventas Inc	650,286	42,587,230
Welltower Inc	475,300	64,108,464
		118,416,689
Industrial REITs - 2.8%
EastGroup Properties Inc	60,900	10,430,952
First Industrial Realty Trust Inc	186,400	9,784,136
LXP Industrial Trust	3,015,974	28,470,795
Prologis Inc	633,230	71,516,996
Rexford Industrial Realty Inc	67,700	2,903,652
Terreno Realty Corp	249,728	14,971,194
		138,077,725
Office REITs - 0.5%
Easterly Government Properties Inc	927,200	12,572,832
Postal Realty Trust Inc Class A	878,500	12,782,175
		25,355,007
Residential REITs - 5.2%
American Homes 4 Rent Class A	480,500	16,932,820
AvalonBay Communities Inc	78,700	17,440,707
Elme Communities	726,847	12,261,909
Equity LifeStyle Properties Inc	1,210,496	84,879,980
Equity Residential	82,400	5,798,488
Essex Property Trust Inc	101,100	28,698,246
Invitation Homes Inc	1,204,700	37,839,627
Mid-America Apartment Communities Inc	88,106	13,333,962
Sun Communities Inc	182,200	24,174,296
UDR Inc	227,100	9,581,349
UMH Properties Inc	335,723	6,261,234
		257,202,618
Retail REITs - 1.6%
Acadia Realty Trust	519,326	12,718,294
Brixmor Property Group Inc	230,300	6,206,585
Curbline Properties Corp	592,918	13,417,734
Kimco Realty Corp	771,700	18,304,724
NNN REIT Inc	63,000	2,736,720
Realty Income Corp	356,182	21,146,525
Retail Opportunity Investments Corp	74,700	1,157,850
Retail Value Inc (e)(i)	274,131	3
SITE Centers Corp	296,459	4,728,521
		80,416,956
Specialized REITs - 7.8%
American Tower Corp	384,500	82,106,130
Crown Castle Inc	548,110	58,916,344
CubeSmart	231,100	11,055,824
Digital Realty Trust Inc	51,700	9,214,491
Equinix Inc	82,600	75,007,408
Extra Space Storage Inc	137,349	22,429,092
Gaming and Leisure Properties Inc	393,846	19,767,131
Lamar Advertising Co Class A	143,000	18,876,000
Public Storage Operating Co	121,200	39,882,072
VICI Properties Inc	1,362,900	43,285,704
Weyerhaeuser Co	147,500	4,596,100
		385,136,296
TOTAL REAL ESTATE		1,004,605,291

TOTAL UNITED STATES		1,046,790,946
TOTAL COMMON STOCKS (Cost $820,089,386)		1,046,790,946

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
PennyMac Corp 5.5% 11/1/2024	13,601,000	13,498,993
Two Harbors Investment Corp 6.25% 1/15/2026	4,896,000	4,756,464

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,497,000)		18,255,457

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
UNITED STATES - 2.5%
Financials - 2.1%
Mortgage Real Estate Investment Trusts (REITs) - 2.1%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (c)(d)	1,202,034	30,399,441
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (c)(d)	673,972	16,856,040
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	673,204	17,079,185
Rithm Capital Corp 3 month U.S. LIBOR + 5.64%, 7.125% (c)(d)	1,023,942	25,885,254
Rithm Capital Corp 3 month U.S. LIBOR + 5.802%, 7.5% (c)(d)	505,904	12,865,138
		103,085,058
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust 1.95%	31,585	816,788
Industrial REITs - 0.4%
LXP Industrial Trust 6.5%	440,102	22,007,560
TOTAL REAL ESTATE		22,824,348

TOTAL UNITED STATES		125,909,406
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,681,186)		125,909,406

Non-Convertible Corporate Bonds - 29.8%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
eG Global Finance PLC 12% 11/30/2028 (b)	10,000,000	11,118,970
UNITED STATES - 29.6%
Communication Services - 0.1%
Media - 0.1%
Lamar Media Corp 4% 2/15/2030	5,875,000	5,431,314
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment Inc 8.125% 7/1/2027 (b)	5,899,000	6,014,732
Choice Hotels International Inc 5.85% 8/1/2034	7,000,000	7,040,091
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)	13,965,000	12,257,747
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	12,000,000	10,930,954
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 4.875% 7/1/2031 (b)	18,265,000	16,322,118
Hyatt Hotels Corp 5.5% 6/30/2034	5,000,000	4,998,029
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (b)	15,960,000	14,806,954
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (b)	8,000,000	7,975,262
Times Square Hotel Trust 8.528% 8/1/2026 (b)	1,861,811	1,866,763
		82,212,650
Household Durables - 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (b)	7,925,000	7,923,229
Century Communities Inc 3.875% 8/15/2029 (b)	13,005,000	11,829,392
Century Communities Inc 6.75% 6/1/2027	4,670,000	4,694,947
LGI Homes Inc 4% 7/15/2029 (b)	13,310,000	11,915,465
M/I Homes Inc 3.95% 2/15/2030	17,070,000	15,597,206
Tri Pointe Homes Inc 5.25% 6/1/2027	11,458,000	11,336,403
		63,296,642
TOTAL CONSUMER DISCRETIONARY		145,509,292

Financials - 0.1%
Financial Services - 0.1%
Rexford Industrial Realty LP 2.15% 9/1/2031	6,188,000	5,106,356
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP 3.9% 10/15/2029	989,000	919,750
Sabra Health Care LP 5.125% 8/15/2026	17,264,000	17,270,549
		18,190,299
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Williams Scotsman Inc 6.125% 6/15/2025 (b)	3,240,000	3,235,043
Williams Scotsman Inc 6.625% 6/15/2029 (b)	5,000,000	5,075,870
		8,310,913
Real Estate - 25.9%
Diversified REITs - 5.3%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	5,000,000	5,078,508
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (b)	5,075,000	4,654,282
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	3,000,000	2,785,923
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	2,000,000	1,838,804
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	19,193,000	19,116,683
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	5,000,000	4,938,040
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	7,000,000	7,037,926
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	4,500,000	4,807,395
Necessity Retail REIT Inc/The / American Finance Operating Partner LP 4.5% 9/30/2028 (b)	13,405,000	12,346,275
Safehold GL Holdings LLC 2.8% 6/15/2031	7,000,000	6,013,967
Safehold GL Holdings LLC 2.85% 1/15/2032	18,250,000	15,477,034
Safehold GL Holdings LLC 6.1% 4/1/2034	22,410,000	23,118,763
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	18,035,000	15,109,065
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	7,000,000	7,456,186
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	27,505,000	23,679,327
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	26,000,000	24,974,968
VICI Properties LP 4.75% 2/15/2028	5,000,000	4,956,131
VICI Properties LP 5.125% 5/15/2032	38,000,000	37,213,343
VICI Properties LP 5.625% 5/15/2052	11,000,000	10,326,102
VICI Properties LP 5.75% 4/1/2034	575,000	584,045
VICI Properties LP 6.125% 4/1/2054	8,532,000	8,585,632
WP Carey Inc 2.25% 4/1/2033	5,000,000	3,979,268
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,668,276
WP Carey Inc 3.85% 7/15/2029	3,000,000	2,867,245
WP Carey Inc 5.375% 6/30/2034	7,000,000	7,023,374
XHR LP 4.875% 6/1/2029 (b)	10,000,000	9,386,529
		265,023,091
Health Care REITs - 2.0%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)	21,865,000	20,712,124
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	6,000,000	4,248,894
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	19,835,000	15,425,910
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	5,000,000	4,412,698
Omega Healthcare Investors Inc 3.25% 4/15/2033	18,000,000	15,138,229
Omega Healthcare Investors Inc 3.375% 2/1/2031	5,000,000	4,449,377
Ventas Realty LP 2.5% 9/1/2031	1,500,000	1,275,778
Ventas Realty LP 4.4% 1/15/2029	17,000,000	16,605,205
Ventas Realty LP 5.625% 7/1/2034	10,000,000	10,222,677
Ventas Realty LP 5.7% 9/30/2043	3,000,000	2,969,389
Welltower OP LLC 4.125% 3/15/2029	3,000,000	2,926,097
		98,386,378
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	7,000,000	6,667,473
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	3,115,000	3,190,968
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)	8,000,000	8,094,936
RLJ Lodging Trust LP 3.75% 7/1/2026 (b)	4,000,000	3,874,141
RLJ Lodging Trust LP 4% 9/15/2029 (b)	4,835,000	4,357,673
		26,185,191
Industrial REITs - 0.8%
LXP Industrial Trust 2.375% 10/1/2031	7,500,000	6,109,230
LXP Industrial Trust 2.7% 9/15/2030	1,422,000	1,230,801
LXP Industrial Trust 6.75% 11/15/2028	1,000,000	1,049,526
Prologis LP 5% 3/15/2034	5,000,000	4,956,531
Prologis LP 5.125% 1/15/2034	15,000,000	15,026,789
Prologis LP 5.25% 3/15/2054	3,000,000	2,892,648
Prologis LP 5.25% 6/15/2053	10,000,000	9,712,848
		40,978,373
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	8,000,000	7,046,872
Boston Properties LP 6.75% 12/1/2027	37,000	38,620
Hudson Pacific Properties LP 4.65% 4/1/2029	6,000,000	4,799,805
		11,885,297
Real Estate Management & Development - 3.0%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	13,000,000	12,678,462
CBRE Services Inc 5.95% 8/15/2034	22,250,000	23,281,249
CoStar Group Inc 2.8% 7/15/2030 (b)	2,000,000	1,744,285
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	11,165,000	11,225,391
Digital Realty Trust LP 3.6% 7/1/2029	5,000,000	4,748,505
Digital Realty Trust LP 3.7% 8/15/2027	5,000,000	4,866,472
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,712,594
Essex Portfolio LP 2.65% 3/15/2032	3,000,000	2,545,477
Essex Portfolio LP 5.5% 4/1/2034	12,077,000	12,196,331
Extra Space Storage LP 2.35% 3/15/2032	12,000,000	9,880,590
Extra Space Storage LP 2.55% 6/1/2031	2,000,000	1,709,433
Extra Space Storage LP 5.4% 2/1/2034	15,000,000	15,007,178
Extra Space Storage LP 5.5% 7/1/2030	5,000,000	5,106,037
Extra Space Storage LP 5.9% 1/15/2031	9,000,000	9,324,888
Forestar Group Inc 5% 3/1/2028 (b)	5,000,000	4,784,681
Kennedy-Wilson Inc 4.75% 2/1/2030	8,130,000	7,272,144
Kennedy-Wilson Inc 4.75% 3/1/2029	12,075,000	11,069,596
Kennedy-Wilson Inc 5% 3/1/2031	6,960,000	6,146,771
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	1,798,000	1,805,361
		147,105,445
Residential REITs - 4.3%
American Homes 4 Rent LP 2.375% 7/15/2031	9,000,000	7,579,099
American Homes 4 Rent LP 3.625% 4/15/2032	27,000,000	24,389,233
American Homes 4 Rent LP 4.9% 2/15/2029	13,000,000	12,947,136
American Homes 4 Rent LP 5.5% 2/1/2034	25,000,000	25,137,835
American Homes 4 Rent LP 5.5% 7/15/2034	47,000	47,322
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	35,000,000	32,492,103
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	33,000,000	33,162,309
Sun Communities Operating LP 2.7% 7/15/2031	9,000,000	7,666,790
Sun Communities Operating LP 4.2% 4/15/2032	18,439,000	16,986,690
Sun Communities Operating LP 5.5% 1/15/2029	9,000,000	9,082,509
Sun Communities Operating LP 5.7% 1/15/2033	36,750,000	36,928,784
UDR Inc 3% 8/15/2031	1,500,000	1,330,850
UDR Inc 5.125% 9/1/2034	5,000,000	4,892,178
		212,642,838
Retail REITs - 3.2%
Agree LP 2.6% 6/15/2033	6,100,000	4,920,850
Agree LP 2.9% 10/1/2030	1,500,000	1,327,724
Agree LP 4.8% 10/1/2032	1,288,000	1,245,669
Agree LP 5.625% 6/15/2034	372,000	377,931
Brixmor Operating Partnership LP 2.5% 8/16/2031	9,000,000	7,613,140
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,000,000	3,794,062
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,872,000	1,799,683
Brixmor Operating Partnership LP 5.5% 2/15/2034	10,000,000	10,009,830
CBL & Associates LP 4.6% (e)(j)	18,229,000	2
CBL & Associates LP 5.25% (e)(j)	11,371,000	1
CBL & Associates LP 5.95% (e)(j)	10,317,000	1
Kimco Realty OP LLC 4.6% 2/1/2033	9,000,000	8,677,005
Kimco Realty OP LLC 6.4% 3/1/2034	13,424,000	14,586,330
Kite Realty Group LP 5.5% 3/1/2034	9,007,000	9,068,978
NNN REIT Inc 5.6% 10/15/2033	9,575,000	9,768,745
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	16,500,000	13,845,264
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	21,000	20,090
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	2,007,000	2,036,402
Realty Income Corp 3.4% 1/15/2030	7,000,000	6,523,632
Realty Income Corp 4% 7/15/2029	3,000,000	2,906,332
Realty Income Corp 5.125% 2/15/2034	6,000,000	5,967,144
Realty Income Corp 5.625% 10/13/2032	5,000,000	5,185,616
Regency Centers LP 5.25% 1/15/2034	5,000,000	5,031,286
Simon Property Group LP 4.75% 9/26/2034	14,000,000	13,435,492
Simon Property Group LP 5.85% 3/8/2053	9,000,000	9,319,167
Simon Property Group LP 6.25% 1/15/2034	15,000,000	16,149,071
Simon Property Group LP 6.65% 1/15/2054	5,000,000	5,734,998
		159,344,445
Specialized REITs - 6.6%
American Tower Corp 2.7% 4/15/2031	2,000,000	1,743,245
American Tower Corp 3.8% 8/15/2029	23,000,000	21,870,836
American Tower Corp 4.05% 3/15/2032	22,000,000	20,590,092
American Tower Corp 5.45% 2/15/2034	34,000,000	34,444,632
American Tower Corp 5.55% 7/15/2033	28,000,000	28,561,593
American Tower Corp 5.65% 3/15/2033	20,000,000	20,490,051
American Tower Corp 5.9% 11/15/2033	5,000,000	5,217,491
Crown Castle Inc 2.1% 4/1/2031	4,000,000	3,334,199
Crown Castle Inc 2.25% 1/15/2031	14,000,000	11,859,861
Crown Castle Inc 2.5% 7/15/2031	5,000,000	4,237,591
Crown Castle Inc 3.8% 2/15/2028	2,000,000	1,932,606
Crown Castle Inc 5% 1/11/2028	3,000,000	3,005,539
Crown Castle Inc 5.1% 5/1/2033	35,000,000	34,514,583
Crown Castle Inc 5.8% 3/1/2034	30,000,000	30,852,415
CubeSmart LP 2.5% 2/15/2032	10,000,000	8,428,307
CubeSmart LP 4.375% 2/15/2029	12,000,000	11,696,073
EPR Properties 3.6% 11/15/2031	2,000,000	1,763,307
EPR Properties 4.95% 4/15/2028	8,000,000	7,862,870
Equinix Inc 3.2% 11/18/2029	10,000,000	9,238,890
Equinix Inc 3.9% 4/15/2032	23,000,000	21,450,702
Public Storage Operating Co 5.1% 8/1/2033	10,000,000	10,061,306
Public Storage Operating Co 5.35% 8/1/2053	4,000,000	3,941,663
SBA Communications Corp 3.125% 2/1/2029	25,000,000	22,751,048
SBA Communications Corp 3.875% 2/15/2027	5,000,000	4,839,212
		324,688,112
TOTAL REAL ESTATE		1,286,239,170

TOTAL UNITED STATES		1,468,787,344
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,472,267,314)		1,479,906,314

Non-Convertible Preferred Stocks - 12.5%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (c)(d)	498,275	11,968,566
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (c)(d)	111,400	2,429,634

TOTAL CANADA		14,398,200
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i)	1,220,000	12
UNITED STATES - 12.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5%	67,800	1,789,784
Financials - 7.1%
Capital Markets - 1.7%
DigitalBridge Group Inc 7.125%	942,305	23,830,140
DigitalBridge Group Inc 7.125%	1,362,346	34,160,826
DigitalBridge Group Inc 7.15%	1,074,492	27,206,137
		85,197,103
Mortgage Real Estate Investment Trusts (REITs) - 5.4%
AGNC Investment Corp 6.125% (d)	930,100	23,019,975
AGNC Investment Corp 7.75% (d)	320,000	8,080,000
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	653,202	16,891,804
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	1,069,599	27,328,254
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.989%, 0% (c)(d)	192,992	4,998,493
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	1,452,443	37,574,701
Arbor Realty Trust Inc 6.25% (d)	447,536	9,322,175
Arbor Realty Trust Inc 6.375%	126,100	2,474,094
Chimera Investment Corp Series C, 7.75% (d)	914,486	20,950,874
Dynex Capital Inc Series C, 6.9% (d)	298,683	7,607,456
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	212,370	5,319,868
MFA Financial Inc 6.5% (d)	838,551	20,292,935
MFA Financial Inc 7.5%	211,532	4,795,430
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (c)(d)	309,033	7,713,464
Pennymac Mortgage Investment Trust 6.75%	217,700	4,530,337
Pennymac Mortgage Investment Trust 8.125% (d)	194,805	4,867,203
Rithm Capital Corp 6.375% (d)	1,074,554	26,197,627
Rithm Capital Corp 7% (d)	151,200	3,654,504
Two Harbors Investment Corp 7.625% (d)	776,859	19,328,252
Two Harbors Investment Corp 8.125% (d)	363,526	8,997,268
		263,944,714
Real Estate - 5.1%
Diversified REITs - 1.3%
Armada Hoffler Properties Inc 6.75%	255,050	6,136,324
CTO Realty Growth Inc 6.375%	120,000	2,910,000
Gladstone Commercial Corp 6.625%	157,675	3,826,772
Gladstone Commercial Corp Series G, 6%	391,000	8,645,010
Global Net Lease Inc 6.875%	294,000	6,273,960
Global Net Lease Inc 7.25%	509,695	11,570,077
Global Net Lease Inc 7.375%	379,839	8,508,394
Global Net Lease Inc 7.5%	721,484	16,536,413
		64,406,950
Health Care REITs - 0.3%
Global Medical REIT Inc 7.5%	150,848	3,853,835
National Healthcare Properties Inc Series A, 7.375%	364,800	5,833,152
National Healthcare Properties Inc Series B, 7.125%	190,000	2,948,800
		12,635,787
Hotel & Resort REITs - 1.9%
Ashford Hospitality Trust Inc 7.375%	34,000	543,999
Ashford Hospitality Trust Inc 7.5%	38,365	578,088
Ashford Hospitality Trust Inc 7.5%	71,209	1,136,496
Braemar Hotels & Resorts Inc 8.25%	173,050	3,590,788
DiamondRock Hospitality Co 8.25%	448,231	11,631,594
Pebblebrook Hotel Trust 6.3%	281,697	6,580,582
Pebblebrook Hotel Trust 6.375%	372,994	8,418,475
Pebblebrook Hotel Trust 6.375%	666,800	15,069,747
Pebblebrook Hotel Trust Series H, 5.7%	717,200	14,846,040
Sotherly Hotels Inc 7.875%	107,000	1,872,500
Sotherly Hotels Inc 8%	67,250	1,247,488
Summit Hotel Properties Inc Series E, 6.25%	457,602	9,586,762
Summit Hotel Properties Inc Series F, 5.875%	377,000	7,917,000
Sunstone Hotel Investors Inc Series H, 6.125%	180,000	4,143,600
Sunstone Hotel Investors Inc Series I, 5.7%	240,000	5,175,000
		92,338,159
Industrial REITs - 0.2%
Prologis Inc Series Q, 8.54%	93,396	5,510,364
Rexford Industrial Realty Inc 5.625%	78,225	1,802,304
Rexford Industrial Realty Inc 5.875%	98,400	2,262,216
		9,574,884
Office REITs - 0.2%
Hudson Pacific Properties Inc 4.75%	686,200	10,011,658
Vornado Realty Trust 5.25%	2,000	36,420
Vornado Realty Trust Series L, 5.4%	30,100	564,074
		10,612,152
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	43,000	612,320
Brookfield Property Partners LP 6.5%	34,125	559,650
Seritage Growth Properties Series A, 7%	91,986	2,020,013
		3,191,983
Residential REITs - 0.5%
American Homes 4 Rent 5.875%	249,550	6,128,948
American Homes 4 Rent Series H, 6.25%	123,905	3,155,860
UMH Properties Inc 6.375%	694,525	16,668,600
		25,953,408
Retail REITs - 0.5%
Agree Realty Corp 4.25%	259,800	5,125,854
Cedar Realty Trust Inc 7.25%	126,972	2,002,348
Kimco Realty Corp 5.125%	49,000	1,119,650
Kimco Realty Corp 5.25%	58,100	1,336,300
Regency Centers Corp 5.875%	69,225	1,682,168
Regency Centers Corp 6.25%	281,325	7,055,631
Saul Centers Inc 6%	76,841	1,797,311
Saul Centers Inc 6.125%	57,775	1,334,602
SITE Centers Corp 6.375%	124,200	3,116,178
		24,570,042
Specialized REITs - 0.2%
Digital Realty Trust Inc 5.2%	33,700	786,558
Digital Realty Trust Inc 5.25%	32,900	773,808
Gladstone Land Corp 5%	30,000	741,000
National Storage Affiliates Trust 6%	101,375	2,351,900
Public Storage Operating Co 4%	47,800	889,558
Public Storage Operating Co 4%	45,700	867,843
Public Storage Operating Co 5.05%	43,800	1,054,704
Public Storage Operating Co 5.15%	25,800	627,972
Public Storage Operating Co Series L, 4.625%	35,900	771,850
Public Storage Operating Co Series MM, 4.125%	28,000	549,920
Public Storage Operating Co Series S, 4.1%	100,000	1,958,000
		11,373,113
TOTAL REAL ESTATE		254,656,478

TOTAL UNITED STATES		605,588,079
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $641,787,321)		619,986,291

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (d)(k) (Cost $6,000,000)	6,000,000	6,296,545

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.87	360,591,553	360,663,671
Fidelity Securities Lending Cash Central Fund (l)(m)	4.87	16,248	16,250
TOTAL MONEY MARKET FUNDS (Cost $360,647,389)			360,679,921

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $4,909,314,865)	5,022,929,634
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(59,045,866)
NET ASSETS - 100.0%	4,963,883,768

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,208,482,146 or 24.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security or a portion of the security is on loan at period end.
(i)	Non-income producing
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	170,567,786	330,476,009	140,380,124	4,108,161	-	-	360,663,671	0.7%
Fidelity Securities Lending Cash Central Fund	3,110,975	12,648,194	15,742,919	981	-	-	16,250	0.0%
Total	173,678,761	343,124,203	156,123,043	4,109,142	-	-	360,679,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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